PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
VY
®
T. Rowe Price
Growth Equity Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.2%
Communication Services : 14.5%
338,099
Alphabet, Inc. - Class A
$ 82,191,867
5.7
5,269
(1)(2)
Epic Games, Inc.
2,724,811
0.2
95,190  Meta Platforms, Inc.
- Class A
69,905,632
4.8
31,513
(3)
Netflix, Inc.
37,781,566
2.6
17,200
(3)
Spotify Technology SA
12,005,600
0.8
25,872
T-Mobile US, Inc.
6,193,239
0.4
210,802,715
14.5
Consumer Discretionary : 14.5%
338,275
(3)
Amazon.com, Inc.
74,275,042
5.1
1,475
Booking Holdings, Inc.
7,963,923
0.5
41,804
(3)
Carvana Co.
15,770,141
1.1
172,715
(3)
Chipotle Mexican Grill,
Inc.
6,768,701
0.5
299,746
(3)
Coupang, Inc.
9,651,821
0.7
39,033
(3)
DoorDash, Inc. - Class
A
10,616,586
0.7
3,353
(3)
Duolingo, Inc.
1,079,130
0.1
21,771
(4)
Ferrari NV
10,563,725
0.7
42,219
(3)
Floor & Decor
Holdings, Inc. - Class A
3,111,540
0.2
15,500  Hilton Worldwide
Holdings, Inc.
4,021,320
0.3
4,964
(3)
MercadoLibre, Inc.
11,600,570
0.8
37,099
(3)
Sea Ltd., ADR
6,630,704
0.4
103,985
(3)
Tesla, Inc.
46,244,209
3.2
11,669
(4)
Wingstop, Inc.
2,936,854
0.2
211,234,266
14.5
Financials : 5.5%
1,703
(3)(5)
Adyen NV
2,740,269
0.2
42,392  Ares Management
Corp. - Class A
6,778,057
0.5
59,533
Charles Schwab Corp.
5,683,615
0.4
52,302  Mastercard, Inc.
- Class A
29,749,901
2.0
102,918
Visa, Inc. - Class A
35,134,147
2.4
80,085,989
5.5
Health Care : 5.5%
6,138
(3)
Argenx SE, ADR
4,527,143
0.3
15,954
Cigna Group
4,598,740
0.3
19,559
Danaher Corp.
3,877,767
0.3
38,186
Eli Lilly & Co.
29,135,918
2.0
33,955
(3)
Intuitive Surgical, Inc.
15,185,695
1.0
27,016
(3)
Natera, Inc.
4,348,766
0.3
21,986
Stryker Corp.
8,127,565
0.6
11,367
(3)
Thermo Fisher
Scientific, Inc.
5,513,222
0.4
11,219  UnitedHealth Group,
Inc.
3,873,921
0.3
79,188,737
5.5
Industrials : 3.1%
30,789
(3)
Boeing Co.
6,645,190
0.5
86,135
GE Aerospace
25,911,131
1.8
4,498
GE Vernova, Inc.
2,765,820
0.2
10,311  Rockwell Automation,
Inc.
3,604,004
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
4,577
TransDigm Group, Inc.
$ 6,032,577
0.4
44,958,722
3.1
Information Technology : 54.4%
25,000
(3)
Advanced Micro
Devices, Inc.
4,044,750
0.3
120,158  Amphenol Corp.
- Class A
14,869,552
1.0
635,276
Apple, Inc.
161,760,328
11.1
19,090
(3)
AppLovin Corp. - Class
A
13,716,929
0.9
115,183
(3)
Arista Networks, Inc.
16,783,315
1.2
3,706
ASML Holding N.V.
3,587,741
0.2
211,633
Broadcom, Inc.
69,819,843
4.8
15,297
(3)
Crowdstrike Holdings,
Inc. - Class A
7,501,343
0.5
10,678
(3)
HubSpot, Inc.
4,995,168
0.3
15,182
Intuit, Inc.
10,367,940
0.7
7,871
(1)(2)
Magic Leap, Inc. -
Class A
—
—
361,643
Microsoft Corp.
187,312,992
12.9
2,099
(3)
Monday.com Ltd.
406,555
0.0
1,131,100
NVIDIA Corp.
211,040,638
14.5
70,194
Oracle Corp.
19,741,360
1.4
31,300
(3)
Palantir Technologies,
Inc. - Class A
5,709,746
0.4
10,601  Roper Technologies,
Inc.
5,286,613
0.4
111,800
(3)
Samsara, Inc. - Class
A
4,164,550
0.3
19,231
(3)
ServiceNow, Inc.
17,697,905
1.2
56,960
(3)
Shopify, Inc. - USD
- Class A
8,464,826
0.6
24,219
(3)
Snowflake, Inc. - Class
A
5,462,595
0.4
7,866
(3)
Synopsys, Inc.
3,881,006
0.3
39,455  Taiwan Semiconductor
Manufacturing Co.
Ltd., ADR
11,019,387
0.8
6,019
(3)
Teledyne Technologies,
Inc.
3,527,375
0.2
791,162,457
54.4
Materials : 0.7%
14,813
Linde PLC US
7,036,175
0.5
8,077
Sherwin-Williams Co.
2,796,742
0.2
9,832,917
0.7
Total Common Stock
(Cost $942,789,501)
1,427,265,803
98.2
EXCHANGE-TRADED FUNDS : 0.8%
17,398  Invesco QQQ Trust
Series 1
10,445,237
0.7
3,420  iShares Russell 1000
Growth ETF
1,601,962
0.1
Total Exchange-Traded
Funds
(Cost $12,019,346)
12,047,199
0.8

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price
Growth Equity Portfolio
Shares Value
Percentage
of Net
Assets
PREFERRED STOCK : 0.4%
Consumer Discretionary : 0.3%
38,487
(1)(2)
Rappi, Inc. - Series E
$ 560,756
0.1
37,201
(1)(2)
Sila Nanotechnologies,
Inc., - Series F
677,802
0.1
18,931
(1)(2)
Waymo LLC., Series
A-2
2,005,739
0.1
3,244,297
0.3
Industrials : 0.1%
132,943
(1)(2)
Nuro, Inc. - Series C
1,701,671
0.1
Total Preferred Stock
(Cost $7,195,905)
4,945,968
0.4
Total Long-Term
Investments
(Cost $962,004,752)
1,444,258,970
99.4
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.3%
Time Deposits : 0.1%
260,000
(6)
Canadian Imperial
Bank of Commerce,
4.090
%,
10/01/2025 260,000
0.0
240,000
(6)
DZ Bank AG,
4.080
%,
10/01/2025 240,000
0.0
240,000
(6)
HSBC Bank PLC,
4.130
%,
10/01/2025 240,000
0.0
260,000
(6)
Landesbank
Hessen Thueringen
Girozentrale,
4.100
%,
10/01/2025 260,000
0.0
260,000
(6)
Mizuho Bank Ltd.,
4.100
%,
10/01/2025 260,000
0.0
260,000
(6)
Royal Bank of Canada,
4.140
%,
10/01/2025 260,000
0.1
260,000
(6)
Societe Generale S.A.,
4.090
%,
10/01/2025 260,000
0.0
Total Time Deposits
(Cost $1,780,000)
1,780,000
0.1
Repurchase Agreements : 0.7%
2,603,686
(6)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase
Amount $2,603,986,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market Value
plus accrued interest
$2,655,791, due
08/27/27-09/01/55)
2,603,686
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
2,356,247
(6)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
09/30/2025, 4.220%,
due 10/01/2025
(Repurchase
Amount $2,356,519,
collateralized
by various U.S.
Government Agency
Obligations, 1.923%-
6.500%, Market Value
plus accrued interest
$2,403,372, due
08/01/32-06/01/64)
$ 2,356,247
0.2
50,716
(6)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase Amount
$50,722, collateralized
by various U.S.
Government
Securities, 0.000%-
4.000%, Market
Value plus accrued
interest $51,730, due
07/15/26-08/15/54)
50,716
0.0
95,548
(6)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase Amount
$95,559, collateralized
by various U.S.
Government
Securities, 4.125%-
4.500%, Market
Value plus accrued
interest $97,459, due
12/31/31-05/31/32)
95,548
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price
Growth Equity Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
132,102
(6)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase
Amount $132,117,
collateralized
by various U.S.
Government
Securities, 0.000%-
6.625%, Market
Value plus accrued
interest $134,744, due
11/18/25-08/15/55)
$ 132,102
0.0
1,828,067
(6)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase
Amount $1,828,277,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.625%-
7.000%, Market Value
plus accrued interest
$1,864,629, due
01/15/29-10/01/55)
1,828,067
0.1
42,519
(6)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase Amount
$42,524, collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market
Value plus accrued
interest $43,369, due
10/23/25-08/15/55)
42,519
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
2,325,400
(6)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
09/30/2025, 4.290%,
due 10/01/2025
(Repurchase
Amount $2,325,673,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$2,367,557, due
10/15/26-02/15/54)
$ 2,325,400
0.2
Total Repurchase
Agreements
(Cost $9,434,285)
9,434,285
0.7
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 0.5%
8,163,363
(7)
T. Rowe Price
Government
Reserve Fund, 4.150%
(Cost $8,163,363) $ 8,163,363 0.5
Total Short-Term
Investments
(Cost $19,377,648)
19,377,648
1.3
Total Investments in
Securities
(Cost $981,382,400) $ 1,463,636,618 100.7
Liabilities in Excess
of Other Assets (9,762,454) (0.7)
Net Assets $ 1,453,874,164 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(2)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2025, the Portfolio held restricted securities with a fair value of $7,670,779 or 0.5% of net assets. Please refer to the table below for additional details.
(3)
Non-income producing security.
(4)
Security, or a portion of the security, is on loan.
(5)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)
Rate shown is the 7-day yield as of September 30, 2025.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price
Growth Equity Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 208,077,904 $ — $ 2,724,811 $ 210,802,715
Consumer Discretionary 211,234,266 — — 211,234,266
Financials 77,345,720 2,740,269 — 80,085,989
Health Care 79,188,737 — — 79,188,737
Industrials 44,958,722 — — 44,958,722
Information Technology 791,162,457 — — 791,162,457
Materials 9,832,917 — — 9,832,917
Total Common Stock 1,421,800,723 2,740,269 2,724,811 1,427,265,803
Exchange-Traded Funds 12,047,199 — — 12,047,199
Preferred Stock — — 4,945,968 4,945,968
Short-Term Investments 8,163,363 11,214,285 — 19,377,648
Total Investments, at fair value $ 1,442,011,285 $ 13,954,554 $ 7,670,779 $ 1,463,636,618
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
At September 30, 2025, VY
®
T. Rowe Price Growth Equity Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Epic Games, Inc. 6/18/2020 $ 3,029,675 $ 2,724,811
Magic Leap, Inc. - Class A 1/20/2016 3,824,971 —
Nuro, Inc. - Series C 10/30/2020 1,735,518 1,701,671
Rappi, Inc. - Series E 9/8/2020 2,299,446 560,756
Sila Nanotechnologies, Inc., - Series F 1/7/2021 1,535,389 677,802
Waymo LLC., Series A-2 5/8/2020 1,625,552 2,005,739
$ 14,050,551 $ 7,670,779
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 499,426,871
Gross Unrealized Depreciation (17,172,653)
Net Unrealized Appreciation $ 482,254,218